Leases - Schedule of Amounts Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation on right-of-use asset	€ 698	€ 629	€ 718
Interest expenses on lease liability	€ 459	€ 337	€ 407	[1]

[1]	Including the amounts of €66 thousand that was presented as a discontinued operation and classified as held for sale.